Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001725057
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Registrant Name	Ceridian HCM Holding Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38467
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	(952)
Local Phone Number	853-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CDAY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false